Intangible Assets and Liabilities Estimated Useful Lives (Detail)	12 Months Ended
Dec. 25, 2013
Minimum [Member] | Favorable Leasehold Interest [Member]
Finite-Lived Intangible Assets [Line Items]
Finite live intangible asset, useful life	1 year
Minimum [Member] | Unfavorable Leasehold Interest [Member]
Finite-Lived Intangible Assets [Line Items]
Finite live intangible asset, useful life	1 year
Maximum [Member] | Favorable Leasehold Interest [Member]
Finite-Lived Intangible Assets [Line Items]
Finite live intangible asset, useful life	18 years
Maximum [Member] | Unfavorable Leasehold Interest [Member]
Finite-Lived Intangible Assets [Line Items]
Finite live intangible asset, useful life	20 years